Note 19 - Trade receivables, net	12 Months Ended
Dec. 31, 2024
Note 19 - Trade receivables, net
Note 19 - Trade receivables, net

19        Trade receivables, net

	Year ended December 31,
	2024	2023
Current accounts	1,923,620	2,471,565
Receivables from related parties	32,012	58,370
	1,955,632	2,529,935
Allowance for doubtful accounts, see note 25 (i)	(48,125)	(49,046)
	1,907,507	2,480,889

The following table sets forth details of the aging of trade receivables:

At December 31, 2024	Trade Receivables	Not Due	Past due
			1 - 180 days	> 180 days

Guaranteed	288,388	254,777	33,341	270
Not guaranteed	1,667,244	1,305,338	298,988	62,918
Guaranteed and not guaranteed	1,955,632	1,560,115	332,329	63,188
Expected loss rate	0.03%	0.01%	0.09%	0.33%
Allowance for doubtful accounts	(525)	(147)	(323)	(55)
Nominative allowance for doubtful accounts	(47,600)	-	(303)	(47,297)
Net Value	1,907,507	1,559,968	331,703	15,836

At December 31, 2023	Trade Receivables	Not Due	Past due
			1 - 180 days	> 180 days

Guaranteed	261,113	236,714	23,991	408
Not guaranteed	2,268,822	1,613,626	590,236	64,960
Guaranteed and not guaranteed	2,529,935	1,850,340	614,227	65,368
Expected loss rate	0.06%	0.02%	0.18%	0.46%
Allowance for doubtful accounts	(1,636)	(312)	(1,249)	(75)
Nominative allowance for doubtful accounts	(47,410)	-	(748)	(46,662)
Net Value	2,480,889	1,850,028	612,230	18,631

Trade receivables are mainly denominated in U.S. dollars.